Other financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Other financial assets
Schedule of other financial assets
	December 31, 2025		December 31, 2024
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	1	910	1	1,044
	1	910	1	1,044
Long-term financing receivables held for non-operating purposes	3,067	136	44	2,109
Short-term financing receivables held for non-operating purposes	642		1,040
	3,709	136	1,084	2,109
	3,710	1,046	1,085	3,153
Securities held for operating purposes		63		62
Total net of impairment provisions	3,710	1,109	1,085	3,215

Schedule of financial receivables net of allowance for doubtful accounts
(€ million)	2025	2024
Carrying amount at the beginning of the year	427	383
Additions	1	26
Deductions	(2)	(3)
Currency translation differences	(47)	24
Other changes	(2)	(3)
Carrying amount at the end of the year	377	427

Schedule of securities per issuing entity
	Amortized cost (€ million)	Nominal value (€ million)	Fair Value (€ million)	Nominal rate of return (%)	Maturity date	Rating - Moody's	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	18	18	17	from 0 to 3.6	from 2026 to 2035	Baa2	BBB+
Others (*)	31	31	31	from 0 to 5.0	from 2026 to 2030	from Aa1 to Baa2	from AA+ to BBB-
Floating rate bonds
Italy	11	11	11	from 2.6 to 2.9	from 2026 to 2029	Baa2	BBB+
Total sovereign states	60	60	59
Other financial institutions
European Bank of Investments	3	3	3	3.75	2026	Aaa	AAA
Total	63	63	62

(*) Amounts included herein are lower than €10 million.